Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels, Net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$5,050,766	$(809,474)	$4,241,292
Additions/ (Depreciation)	480,746	(113,438)	367,308
Disposals/ (Impairment)	(38,943)	9,317	(29,626)
Transfer to assets held for sale	(26,699)	—	(26,699)
Balance June 30, 2025	$5,465,870	$(913,595)	$4,552,275

The above balances as of June 30, 2025 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$4,594,294	$(775,478)	$3,818,816
Additions/ (Depreciation)	480,746	(105,569)	375,177
Disposals/ (Impairment)	(38,943)	9,317	(29,626)
Transfer to assets held for sale	(26,699)	—	(26,699)
Balance June 30, 2025	$5,009,398	$(871,730)	$4,137,668

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$456,472	$(33,996)	$422,476
Depreciation	—	(7,869)	(7,869)
Balance June 30, 2025	$456,472	$(41,865)	$414,607